FVM - Level 3 instruments: Sensitivity to changes in unobservable input assumptions (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	$ 29	$ 46
Unfavorable changes	[1]	(28)	(21)
Traded loans, loans designated at fair value, loan commitments and guarantees
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	40	11
Unfavorable changes	[1]	(52)	(11)
Securities financing transactions
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	105	87
Unfavorable changes	[1]	(105)	(87)
Auction rate securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	41	35
Unfavorable changes	[1]	(41)	(40)
Asset-backed securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	129	140
Unfavorable changes	[1]	(96)	(80)
Equity instruments
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	11	8
Unfavorable changes	[1]	(16)	(17)
Interest rate derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	10	31
Unfavorable changes	[1]	(14)	(35)
Credit derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	20	12
Unfavorable changes	[1],[2]	(15)	(8)
Foreign exchange derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	318	183
Unfavorable changes	[1]	(294)	(197)
Equity / index derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	91	47
Unfavorable changes	[1]	(107)	(51)
Other
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	794	600
Unfavorable changes	[1]	(768)	(547)
UBS AG
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	29	46
Unfavorable changes	[1]	(28)	(21)
UBS AG | Traded loans, loans designated at fair value, loan commitments and guarantees
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	40	11
Unfavorable changes	[1]	(52)	(11)
UBS AG | Securities financing transactions
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	105	87
Unfavorable changes	[1]	(105)	(87)
UBS AG | Auction rate securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	41	35
Unfavorable changes	[1]	(41)	(40)
UBS AG | Asset-backed securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	129	140
Unfavorable changes	[1]	(96)	(80)
UBS AG | Equity instruments
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	11	8
Unfavorable changes	[1]	(16)	(17)
UBS AG | Interest rate derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	10	31
Unfavorable changes	[1]	(14)	(35)
UBS AG | Credit derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	20	12
Unfavorable changes	[1],[2]	(15)	(8)
UBS AG | Foreign exchange derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	318	183
Unfavorable changes	[1]	(294)	(197)
UBS AG | Equity / index derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	91	47
Unfavorable changes	[1]	(107)	(51)
UBS AG | Other
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	794	600
Unfavorable changes	[1]	$ (768)	$ (547)

[1]	Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or securities financing instrument
[2]	Includes refinements applied in estimating valuation uncertainty, resulting from a move to use issuer-specific proxy credit default swap curves rather than generic curves.